Debt PPP Loan (Details) - USD ($)	Sep. 30, 2021	Feb. 03, 2021	Apr. 09, 2020
Debt Disclosure [Abstract]
Covid-19 PPP Funds	$ 0	$ 447,400	$ 667,400